FAIR VALUE MEASUREMENTS - Level 3 Fair Value Measurements Inputs (Details) - Level 3	Sep. 30, 2022 $ / shares item Y	Dec. 31, 2021 $ / shares	Dec. 31, 2021 item	Dec. 31, 2021 Y	Dec. 31, 2021	Dec. 31, 2020
Exercise price
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Warrants and Rights Outstanding, Measurement Input	11.50	11.50			11.50	11.50
Stock price
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Warrants and Rights Outstanding, Measurement Input	9.93	9.88			9.88	10.13
Volatility
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Warrants and Rights Outstanding, Measurement Input	0.0550		0.0960		9.6	16.7
Remaining term (in years)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Warrants and Rights Outstanding, Measurement Input	5.25			5.16	5.16	5.96
Risk-free rate
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Warrants and Rights Outstanding, Measurement Input	0.0397		0.0127		1.27	0.50
Dividend yield
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Warrants and Rights Outstanding, Measurement Input	0.0000		0.0000		0.0	0.0